Note 7 - Fair Value Measurements (Details Textual) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment, Net, Ending Balance	$ 15,461,256	$ 11,500,556
Pipe Finishing Facility [Member] | Tubular [Member]
Property, Plant and Equipment, Net, Ending Balance	$ 1,771,450	$ 1,771,450